Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 36.0%
Penn Series Flexibly Managed Fund*	48,553	$5,735,022
Penn Series Index 500 Fund*	153,694	9,352,272
Penn Series Large Cap Growth Fund*	14,847	719,633
Penn Series Large Cap Value Fund*	39,198	2,147,682
Penn Series Large Core Value Fund*	39,760	1,439,700
Penn Series Mid Core Value Fund*	52,083	2,157,284
Penn Series Real Estate Securities Fund*	81,817	2,859,515
Penn Series Small Cap Index Fund*	18,764	721,082
Penn Series SMID Cap Value Fund*	16,605	708,553
TOTAL AFFILIATED EQUITY FUNDS (Cost $18,876,268)		25,840,743

AFFILIATED FIXED INCOME FUNDS — 56.2%
Penn Series High Yield Bond Fund*	175,671	3,557,331
Penn Series Limited Maturity Bond Fund*	282,140	4,268,775
Penn Series Quality Bond Fund*	1,884,037	32,574,992
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $37,293,422)		40,401,098

AFFILIATED INTERNATIONAL EQUITY FUNDS — 6.9%
Penn Series Developed International Index Fund*	94,977	2,135,090
Penn Series International Equity Fund*	60,788	2,821,772
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $3,940,800)		4,956,862
TOTAL INVESTMENTS — 99.1% (Cost $60,110,490)		$71,198,703
Other Assets & Liabilities — 0.9%		641,273
TOTAL NET ASSETS — 100.0%		$71,839,976

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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